Grants and other liabilities (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($) Type	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,013,954		$ 1,028,765
Other Liabilities	185,731		201,002
Grants and other non-current liabilities	$ 1,199,685		1,229,767
Number of grant types | Type	2
Income from grants	$ 14,715	$ 14,751
Finance lease liabilities	49,000		52,000
Dismantling provision	88,000		88,000
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	14,700	$ 14,800
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	666,000		674,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 346,000		$ 352,000